Current Assets - Cash and Cash Equivalents and Restricted Cash - Schedule of Current Assets - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets - Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 8,589,282	$ 8,385,283
Restricted cash	97,108	59,426
Cash at banks	$ 8,686,390	$ 8,444,709